Long-term debt and credit facilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of long-term debt

Long-term debt consists of the following:

	June 30, 2018	December 31, 2017
	(In thousands)
First lien term loan	$657,946	$566,075
Second lien term loan	—	175,206
First lien revolver	30,565	44,632
Deferred purchase price	—	68,720
Letter of credit	—	1,000
Settlement facilities	38,154	28,563
Less debt issuance costs	(13,938)	(19,679)

Total long-term debt	712,727	864,517
Less current portion of long-term debt	(45,056)	(103,571)

Total long-term debt, net of current portion	$667,671	$760,946

Schedule of principal payment requirements

Principal payment requirements on the above obligations in each of the years remaining subsequent to June 30, 2018 are as follows:

Amounts
(In thousands)

Years ending December 31:
2018 (remainder of the year)	$41,759
2019	6,593
2020	6,593
2021	6,593
2022	6,593
2023 and thereafter	658,534

$726,665

Predecessor
Summary of long-term debt

Long-term debt consists of the following as of December 31, 2017 and 2016:

	2017	2016
	(In thousands)
First lien term loan	$566,075	$570,950
Second lien term loan	175,206	175,486
First lien revolver	44,632	11,728
Deferred purchase price	68,720	—
Letter of credit	1,000	4,300
BMO loan	—	65,208
Settlement facilities	28,563	2,535
Less debt issuance costs	(19,679)	(21,644)

Total long-term debt	864,517	808,563
Less current portion of long-term debt	(103,571)	(73,461)

Total long-term debt, long-term portion	$760,946	$735,102

Schedule of principal payment requirements

Principal payment requirements on the above obligations in each of the years remaining subsequent to December 31, 2017 are as follows:

Amounts
(In thousands)

Years ending December 31:
2018	$103,571
2019	5,700
2020	5,700
2021	50,332
2022	5,700
2023 and thereafter	713,193

$884,196